Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
28.	RELATED PARTY TRANSACTIONS

(a)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party.

Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Name of related parties	Nature of relationship
Mr. Yang Lu	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company

As disclosed in note 21 to the consolidated financial statements, nil and RMB20,000 non-revolving facility agreements provided by a third party bank was guaranteed by the ultimate significant shareholder, Mr. Yang Lu for the years ended December 31, 2024 and 2025, respectively.

(b)	Key management compensation

	2024	2025
	$’000	$’000
Short-term employee benefits	1,911	1,218
Post-employment benefits	40	35
Share-based compensation expenses	1,117	1,119
Total	3,068	2,372